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                                                                          497(j)
                                November 2, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Van Kampen Series Fund, Inc. -- Rule 497(j) Filing
          (File Nos. 035-51294 and 811-7140)

Ladies and Gentlemen:

         Van Kampen Series Fund, Inc. (the "Registrant") filed via EDGAR on October 28, 1999 a copy of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectuses contained therein with the exception of the prospectus for the Van Kampen European Equity Fund and statement of additional information contained therein do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The prospectus for the Van Kampen European Equity Fund is being filed under separate cover pursuant to Rule 497(c).

         Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863.

                                               Very truly yours,

                                               /s/ Charles B. Taylor
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